Derivative financial liability – current	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Derivative financial liability – current

8.	Derivative financial liability – current

	As at June 30, 2024 unaudited £’000	As at December 31, 2023 £’000
At January 1	4,160	85
Warrants issued	1,368	4,562
Transfer to share premium on exercise of warrants	(3,618)	-
Gain recognised in finance income within the consolidated statement of comprehensive income	(751)	(487)
	1,159	4,160

Equity settled derivative financial liability is a liability that is not to be settled for cash.

No warrants recognised as equity settled derivatives were exercised in 2023.

The Company issues warrants exercisable into ADSs of the Company as part of registered direct offerings and private placements in the US. The number of ADSs to be issued when exercised is fixed, however the exercise price is denominated in US Dollars being different to the functional currency of the Company. Therefore, the warrants are classified as equity settled derivative financial liabilities recognised at fair value through the profit and loss account (‘FVTPL’). The financial liability is valued using the Black-Scholes model. Financial liabilities at FVTPL are stated at fair value, with any gains or losses arising on re-measurement recognised in profit or loss. The net gain or loss recognised in profit or loss incorporates any interest paid on the financial liability and is included in the ‘finance income’ or ‘finance expense’ lines item in the income statement. A key input in the valuation of the instrument is the Company share price.

Details of the warrants are as follows:

May 2024 warrants

In May 2024 the Company issued 2,359,012 Series G ADS Warrants and 3,695,218 Series H ADS Warrants as part of the Warrant Inducement Transaction. The exercise price per ADS is $2.50.

December 2023 warrants

In December 2023 the Company issued 3,000,063 Series E ADS Warrants and 3,000,063 Series F ADS Warrants as part of the Registered Offering in the US. The exercise price per ADS is $2.20.

May 2023 warrants

In June 2023 the Company issued 276,689 Series D ADS Warrants as part of a registered direct offering and private placement in the US after securing shareholder approval. The exercise price per ADS was $16.00.

May 2020 warrants

In May 2020 the Company issued 838 ADS warrants as part of a registered direct offering in the US.

October 2019 warrants

In October 2019 the Company issued 392 ADS warrants as part of a registered direct offering in the US.

Warrant re-price

On May 22, 2024 the Company entered into agreements with several accredited investors to exercise existing Series E warrants and Series F warrants, issued in December 2023, to purchase up to an aggregate of 4,358,322 ADSs. The warrant holders agreed to exercise the Series E and/or Series F warrants at an exercise price of $1.50 (reduced from $2.20) per ADS.

	ADS Warrants Number	Original price per ADS	New price per ADS	Equivalent Ordinary Shares (400 Ordinary Shares per ADS) Number
Series E warrants	1,572,674	$2.20	$1.50	629,069,600
Series F warrants	2,463,477	$2.20	$1.50	985,390,800

Warrants and Dara share options

The Group also assumed fully vested warrants and share options on the acquisition of DARA Biosciences, Inc. (which took place in 2015). The number of ordinary shares to be issued when exercised is fixed, however the exercise prices are denominated in US Dollars. The warrants are classified equity settled derivative financial liabilities and accounted for in the same way as those detailed above. The financial liability is valued using the Black-Scholes option pricing model. The exercise price of the outstanding options is $1,903.40.

The following table details the outstanding warrants and options over ADSs and ordinary shares recognised as equity settled derivative financial liabilities as at June 30, 2024, December 31, 2023 and also the movement in the year:

	At December 31, 2022	Lapsed	Granted	At December 31, 2023	Lapsed	Granted	Exercised	At June 30, 2024 unaudited
ADSs warrants
May 2024 grant	–	–	–	–	–	6,054,230	–	6,054,230
December 2023 grant	–		6,000,126	6,000,126	–	–	(4,282,895)	1,717,231
May 2023 grant	–		276,689	276,689	–	–	–	276,689
May 2020 grant	838	–	–	838	–	–	–	838
October 19 grant	392	–	–	392	–	–	–	392
Ordinary Shares
DARA Options	138	(10)	–	128	(29)	–	–	99

Fair value hierarchy

The Group uses the following hierarchy for determining and disclosing the fair value of financial instruments by valuation technique:

Level 1: quoted (unadjusted) prices in active markets for identical assets and liabilities;

Level 2: other techniques for which all inputs which have a significant effect on the recorded fair value are observable, either directly or indirectly; and

Level 3: techniques which use inputs that have a significant effect on the recorded fair value that are not based on observable market data.

The fair value of the Group’s derivative financial liability is measured at fair value on a recurring basis. The following table gives information about how the fair value of this financial liability is determined.

Financial liabilities	Fair value as at June 30, 2024	Fair value as at December 31, 2023	Fair value hierarchy	Valuation technique(s) and key input(s)	Significant unobservable input(s)	Relationship of unobservable inputs to fair value
Equity settled financial derivative liability – Series H warrants	£179,000	–	Level 3	Black-Scholes Model	Volatility rate of 100% determined using historical volatility of comparable companies.	The higher the volatility the higher the fair value.

					Expected life between a range of 0.1 and 0.89 years determined using the remaining life of the share options.	The shorter the expected life the lower the fair value.

					Risk-free rate of 5.09% determined using the expected life assumptions.	The higher the risk-free rate the higher the fair value.

Equity settled financial derivative liability – Series G warrants	£591,000	–	Level 3	Black-Scholes Model	Volatility rate of 95% determined using historical volatility of comparable companies.	The higher the volatility the higher the fair value.

					Expected life between a range of 0.1 and 4.33 years determined using the remaining life of the share options.	The shorter the expected life the lower the fair value.

					Risk-free rate of 4.33% determined using the expected life assumptions.	The higher the risk-free rate the higher the fair value.

Equity settled financial derivative liability - Series F warrants	£16,000	£2,592,000	Level 3	Black-Scholes Model	Volatility rate of 120% determined using historical volatility of comparable companies.	The higher the volatility the higher the fair value.

					Expected life between a range of 0.1 and 0.48 years determined using the remaining life of the share options.	The shorter the expected life the lower the fair value.

					Risk-free rate of 5.33% determined using the expected life assumptions.	The higher the risk-free rate the higher the fair value.

Equity settled financial derivative liability – Series E warrants	£343,000	£1,444,000	Level 3	Black- Scholes Model	Volatility rate of 100% determined using historical volatility of comparable companies.	The higher the volatility the higher the fair value.

					Expected life between a range of 0.1 and 4.48 years determined using the remaining life of the share options.	The shorter the expected life the lower the fair value.

					Risk-free rate of 4.33% determined using the expected life assumptions.	The higher the risk-free rate the higher the fair value.

Equity settled financial derivative liability – Series D warrants	£30,000	£124,000	Level 3	Black- Scholes Model	Volatility rate of 105% determined using historical volatility of comparable companies.	The higher the volatility the higher the fair value.

					Expected life between a range of 0.1 and 4.43 years determined using the remaining life of the share options.	The shorter the expected life the lower the fair value.

					Risk-free rate of 4.53% determined using the expected life assumptions.	The higher the risk-free rate the higher the fair value.

Equity settled financial derivative liability – May 2020 warrants	–	–	Level 3	Black- Scholes Model	Volatility rate of 100% determined using historical volatility of comparable companies.	The higher the volatility the higher the fair value.

					Expected life between a range of 0.1 and 1.38 years determined using the remaining life of the share options.	The shorter the expected life the lower the fair value.

					Risk-free rate of 4.90% determined using the expected life assumptions.	The higher the risk-free rate the higher the fair value.

Equity settled financial derivative liability – October 2019 Warrants	–	–	Level 3	2023 – Black- Scholes Model	Volatility rate of 100% determined using historical volatility of comparable companies.	The higher the volatility the higher the fair value.

					Expected life between a range of 0.1 and 1.00 years determined using the remaining life of the share options.	The shorter the expected life the lower the fair value.

					Risk-free rate of 5.09% determined using the expected life assumptions.	The higher the risk-free rate the higher the fair value.

Total	£1,159,000	£4,160,000

Changing the unobservable risk-free rate input to the valuation model by 10% higher while all other variables were held constant, would not impact the carrying amount of shares (2023: nil).

There were no transfers between Level 1 and 2 in the period.

The financial liability measured at fair value on Level 3 fair value measurement represents consideration relating to warrants issued in May 2024, December 2023, June 2023, May 2020 and October 2019 as part of Private Placements, Registered Direct offerings and the Warrant Inducement Transaction.

18	Derivative financial liability – current

	2023 £’000	2022 £’000	2021 £’000
Equity settled derivative financial liability
At 1 January	85	553	1,559
Warrants issued	4,562	–	–
Transfer to share premium on exercise of warrants	–	–	(70)
Gain recognised in finance (income)/expense within the consolidated statement of comprehensive income	(487)	(468)	(936)
At 31 December	4,160	85	553

Equity settled derivative financial liability is a liability that is not to be settled for cash.

No warrants recognised as equity settled derivatives were exercised in 2023, 2022 or 2021.

The Company issues warrants in the ADSs of the Company as part of registered direct offerings and private placements in the US. The number of ADSs to be issued when exercised is fixed, however the exercise price is denominated in US Dollars being different to the functional currency of the Company. Therefore, the warrants are classified as equity settled derivative financial liabilities recognised at fair value through the profit and loss account (‘FVTPL’). The financial liability is valued using the Black-Scholes model in 2023, in previous periods the Monte Carlo model was used. The change in methodology is as result of the Company de-listing from AIM in 2023 and no longer needing to consider foreign exchange movements in fair value calculation. Financial liabilities at FVTPL are stated at fair value, with any gains or losses arising on re-measurement recognised in profit or loss. The net gain or loss recognised in profit or loss incorporates any interest paid on the financial liability and is included in the ‘finance income’ or ‘finance expense’ lines item in the income statement. A key input in the valuation of the instrument is the Company share price.

Details of the warrants are as follows:

December 2023 warrants

In December 2023 the Company issued 3,000,063 Series E ADS Warrants and 3,000,063 Series F ADS Warrants as part of the Registered Offering in the US. The exercise price per ADS is $2.20.

May 2023 warrants

In June 2023 the Company issued 276,689 Series D ADS Warrants as part of a registered direct offering and private placement in the US after securing shareholder approval. The exercise price per ADS was $16.00.

May 2020 warrants

In May 2020 the Company issued 838 ADS warrants as part of a registered direct offering in the US.

October 2019 warrants

In October 2019 the Company issued 392 ADS warrants as part of a registered direct offering in the US.

May 2020 and October 2019 warrant re-price

On 13 December 2022 the Company entered into a Securities Purchase Agreement with Armistice Capital Master Fund Ltd (‘Armistice’) to re-price previously issued ADS warrants issued to Armistice to $320 per ADS. The impact of the re-pricing is shown in the table below: The warrant exercise price per ADS for the remaining warrants remains unchanged as follows: October 2019 warrants at $10,000 per ADS; May 2020 warrants at $3,280 and $3,300 per ADS.

	ADS Warrants Number*	Original price per ADS*	New price per ADS	Equivalent Ordinary Shares (400 ordinary shares per ADS) Number
October 2019 warrants	375	$10,000	$320	150,000
May 2020 warrants	406	$3,280	$320	162,400

*

Number and original price of warrants have been adjusted to reflect the share consolidation and ratio change of ADS’s to ordinary shares that occurred on 2 March 2020 and 24 March 2023 and the ratio change of ADS’s to ordinary shares on 26 September 2022 and 5 July 2023.

DARA warrants and share options

The Group also assumed fully vested warrants and share options on the acquisition of DARA Biosciences, Inc. (which took place in 2015). The number of ordinary shares to be issued when exercised is fixed, however the exercise prices are denominated in US Dollars. The warrants are classified equity settled derivative financial liabilities and accounted for in the same way as those detailed above. The financial liability is valued using the Black-Scholes option pricing model. The exercise price of the outstanding options is $1,903.40.

The following table details the outstanding warrants over ADSs and ordinary shares as at 31 December and also the movement in the year:

	At 1 January 2021	Lapsed	Exercised	At 31 December 2021	Lapsed	At 31 December 2022	Lapsed	Granted	At 31 December 2023
ADSs
December 2023 grant	–	–	–	–	–	–		6,000,126	6,000,126
May 2023 grant	–	–	–	–	–	–		276,689	276,689
May 2020 grant	876	–	(38)	838	–	838	–	–	838
October 19 grant	392	–	–	392	–	392	–	–	392
Ordinary Shares
DARA Warrants	231	(27)	–	204	(204)	–	–	–	–
DARA Options	138	–	–	138		138	(10)	–	128

*

*Number and original price of warrants have been adjusted to reflect the share consolidation and ratio change of ADS’s to ordinary shares that occurred on 2 March 2020 and 24 March 2023 and the ratio change of ADS’s to ordinary shares on 26 September 2022 and 5 July 2023.